Contingent liabilities	12 Months Ended
Dec. 31, 2017
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Contingent liabilities

32. Contingent liabilities

At 31 December 2017, contingent liabilities, comprising guarantees, discounted bills and other items arising in the normal course of business, amounted to £434 million (2016 – £281 million). At 31 December 2017, £2 million (2016 – £1 million) of financial assets were pledged as collateral for contingent liabilities. Provision is made for the outcome of tax, legal and other disputes where it is both probable that the Group will suffer an outflow of funds and it is possible to make a reliable estimate of that outflow. At 31 December 2017, other than for those disputes where provision has been made, it was not possible to make a reliable estimate of the potential outflow of funds that might be required to settle disputes where the possibility of there being an outflow was more than remote. Descriptions of the significant tax, legal and other disputes to which the Group is a party are set out in Note 14, ‘Taxation’ and Note 45, ‘Legal proceedings’.